Public Offering (Details Narrative)	1 Months Ended
Nov. 24, 2020 $ / shares shares
Sale of stock, shares | shares	22,500,000
Over-allotment option is exercised | shares	25,875,000
Sale of stock, per share | $ / shares	$ 10.00
Stock description	Each Unit will consist of one share of common stock, and one warrant.
Holder [Member] | Common Stock [Member]
Warrants exercise price | $ / shares	$ 11.50